EARNINGS PER SHARE AND FULLY-DILUTED SHARES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Earnings Per Share [Abstract]
Schedule of basic and diluted profit (loss) per share	For the years ended December 31, 2025, 2024 and 2023, the basic and diluted profit per share are:

	2025	2024	2023
Net profit (loss) attributable to equity owners of the parent (in $’000)	2,851	(11,841)	(10,548)
Weighted average shares outstanding	688,773,370	671,347,279	657,020,521
Basic profit (loss) per share (in $)	0.004	(0.018)	(0.016)
Weighted average diluted shares outstanding	746,866,045	785,412,134	725,463,948
Diluted profit (loss) per share (in $)	0.004	(0.018)	(0.016)

Schedule of movements of shares and other instruments
Movements of shares and other instruments between December 31, 2025, and April 1, 2026, are shown in the table below:

	December 31, 2025	Shares issued	Other	April 1, 2026
Shares	701,680,440	4,571,860	—	706,252,300
RSU	19,853,668	(298,494)	(1,339,365)	18,215,809
Convertible bonds	81,492,951	—	—	81,492,951
Options	8,479,908	(1,968,750)	(30,000)	6,481,158
LTIP	19,636,796	(2,304,616)	2,960,584	20,292,764
Issued	831,143,763	—	1,591,219	832,734,982
Available for issue	224,856,237	—	(1,591,219)	223,265,018
Authorized share capital	1,056,000,000	—	—	1,056,000,000